Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Reinsurance Recoverable, Allowance for Credit Loss, Beginning Balance	$ 3.8	$ 3.7
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)	(0.5)	0.1
Reinsurance Recoverable, Allowance for Credit Loss, Ending Balance	3.3	3.8
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	34.0	23.0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	(3.8)	11.0
Accounts Receivable, Allowance for Credit Loss, Ending Balance	30.2	34.0
Available-for-sale Investments, Allowance for Credit Loss, Beginning Balance	0.2	0.6
Available-for-sale investment, allowance for credit loss, increase (decrease)	2.5	(0.4)
Available-for-sale Investments, Allowance for Credit Loss, Current	2.7	0.2
Total, Allowance for Credit Loss, Beginning Balance	38.0	27.3
Total allowance for credit losses increase (decrease)	(1.8)	10.7
Total, Allowance for Credit Loss, Ending Balance	$ 36.2	$ 38.0